Statetments of Comprehensive Income (Loss) (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2011	Jul. 31, 2010
Statement of Income and Comprehensive Income [Abstract]
NET (LOSS)	$ (33,517)	$ (7,837)	$ (70,612)	$ (78,130)
OTHER COMPREHENSIVE INCOME
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(4,974)	(20,785)	49,697	31,155
NET COMPREHENSIVE (LOSS)	$ (38,491)	$ (28,622)	$ (20,915)	$ (46,975)